UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number: 811-2633

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2011

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

MUNICIPAL OBLIGATIONS - 98.9%	PRINCIPAL AMOUNT	VALUE
Alabama - 2.9%
Birmingham Alabama Industrial Development Board Revenue VRDN, 0.28%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	$470,000	$470,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.32%, 4/1/21, LOC: Bank of America (r)	5,100,000	5,100,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 0.24%, 10/1/11, LOC: Wells Fargo Bank (r)	200,000	200,000
Mobile County Alabama IDA Revenue VRDN, 0.24%, 4/1/20, LOC: Wells Fargo Bank (r)	1,940,000	1,940,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.22%, 3/1/27, LOC: JPMorgan Chase Bank (r)	6,100,000	6,100,000
		13,810,000

Alaska - 2.4%
Alaska State Industrial Development & Export Authority Revenue VRDN, 0.16%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 4.9%
Apache County Industrial Development Authority Revenue VRDN, 0.14%, 12/15/18, LOC: Bank of NY Mellon Corp. (r)	8,800,000	8,800,000
Arizona State Health Facilities Authority Revenue VRDN:
0.14%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.39%, 12/1/37, LOC: Sovereign Bank (r)	4,900,000	4,900,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 0.17%, 8/1/22, LOC: Farm Credit Services, C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.16%, 1/15/32, CEI: Fannie Mae (r)	1,610,000	1,610,000
		23,210,000

California - 4.4%
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.21%, 4/1/42, LOC: Bank of America (r)	2,060,000	2,060,000
California State Pollution Control Financing Authority Revenue VRDN, 0.23%, 3/1/16, LOC: Comerica Bank (r)	750,000	750,163
California Statewide Communities Development Authority MFH Revenue VRDN, 0.21%, 10/15/34, CEI: Fannie Mae (r)	3,220,000	3,220,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 0.18%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,320,000	1,320,000
Hayward California MFH Revenue VRDN, 0.21%, 5/1/38, CEI: Freddie Mac (r)	2,800,000	2,800,000
San Jose California Financing Authority Lease Revenue VRDN, 0.12%, 6/1/39, LOC: Union Bank (r)	5,000,000	5,000,000
Victorville California MFH Revenue VRDN, 0.61%, 12/1/15, LOC: Citibank (r)	5,840,000	5,840,000
		20,990,163

Colorado - 3.9%
Aurora Centretech Colorado Metropolitan District GO VRDN, 0.18%, 12/1/28, LOC: U.S. Bank (r)	3,065,000	3,065,000
Colorado State HFA Revenue VRDN:
Greenwood Apts. Project, 0.13%, 10/15/16, CEI: Fannie Mae (r)	190,000	190,000
Hamptons Apts. Project, 0.13%, 10/15/16, CEI: Fannie Mae (r)	2,500,000	2,500,000
Silver Apts. Project, 0.13%, 10/15/16, CEI: Fannie Mae (r)	5,990,000	5,990,000
Englewood Colorado MFH Revenue VRDN, 0.15%, 12/1/26, CEI: Freddie Mac (r)	1,900,000	1,900,000
Meridian Ranch Colorado Metropolitan District GO VRDN, 0.18%, 12/1/38, LOC: U.S. Bank (r)	1,135,000	1,135,000
Westminster Colorado Economic Development Authority Revenue Tax Increment VRDN, 0.22%, 12/1/28, LOC: U.S. Bank (r)	3,600,000	3,600,000
		18,380,000

Connecticut - 2.5%
Connecticut State GO Bonds, 5.125%, 11/15/16 (prerefunded 11/15/11 @ 100)	5,000,000	5,028,556
Connecticut State Health & Educational Facility Authority Revenue VRDN, 0.35%, 7/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,560,000	4,560,000
Connecticut State HFA Revenue VRDN, 0.12%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,155,000	2,155,000
		11,743,556

District Of Columbia - 3.0%
District of Columbia GO VRDN, 0.14%, 6/1/27, LOC: TD Bank (r)	5,895,000	5,895,000
District of Columbia HFA MFH Revenue VRDN, 0.14%, 11/1/38, CEI: Freddie Mac (r)	3,040,000	3,040,000
District of Columbia Revenue VRDN:
0.36%, 9/1/23, LOC: Bank of America (r)	2,440,000	2,440,000
0.13%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
		14,375,000

Florida - 0.4%
Collier County Florida MFH Finance Authority Revenue VRDN, 0.17%, 7/15/34, LOC: Fannie Mae (r)	1,100,000	1,100,000
Palm Beach County Florida Revenue VRDN, 0.19%, 1/1/34, LOC: TD Bank (r)	710,000	710,000
		1,810,000

Georgia - 0.8%
Columbus Georgia Downtown Development Authority Revenue VRDN, 0.24%, 8/1/15, LOC: Columbus Bank & Trust, C/LOC: FHLB (r)	1,910,000	1,910,000
Marietta Georgia Housing Authority MFH Revenue VRDN, 0.27%, 7/1/24, CEI: Freddie Mac (r)	2,000,000	2,000,000
		3,910,000

Hawaii - 0.1%
Hawaii State Department of Budget & Finance Revenue VRDN, 0.25%, 12/1/21, LOC: Union Bank (r)	270,500	270,500

Idaho - 2.1%
Idaho Tax Anticipation Notes, 2.00%, 6/29/12	10,000,000	10,128,901

Illinois - 7.0%
Greenville Illinois Revenue VRDN, 0.60%, 11/1/36, LOC: PNC Bank (mandatory put, 11/1/11 @ 100) (r)	2,200,000	2,200,000
Illinois State Development Finance Authority Revenue VRDN:
0.16%, 6/1/19, LOC: Northern Trust Co. (r)	3,665,000	3,665,000
0.17%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Finance Authority Revenue VRDN, 0.08%, 2/15/33, LOC: Northern Trust Co. (r)	7,200,000	7,200,000
Illinois State Toll Highway Authority Revenue VRDN:
0.11%, 7/1/30, LOC: Northern Trust Co. (r)	100,000	100,000
0.15%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	10,800,000	10,800,000
Springfield Illinois Community Improvement Revenue VRDN, 0.18%, 9/1/17, LOC: BMO Harris Bank (r)	4,400,000	4,400,000
		33,365,000

Indiana - 3.6%
Goshen Indiana Economic Development Revenue VRDN, 0.15%, 10/1/42, LOC: JPMorgan Chase Bank (r)	8,120,000	8,120,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 0.21%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 0.23%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,560,000	1,560,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.35%, 5/1/16, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000
		17,355,000

Iowa - 1.8%
Hills City Iowa Health Facilities Revenue VRDN, 0.16%, 8/1/35, LOC: U.S. Bank (r)	2,785,000	2,785,000
Iowa State Finance Authority Health Facilities Revenue VRDN, 0.21%, 6/1/27, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Iowa State Finance Authority Revenue VRDN, 0.26%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
		8,435,000

Kentucky - 0.5%
Winchester Kentucky Industrial Building Revenue VRDN, 0.39%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000

Louisiana - 1.7%
Louisiana State HFA Revenue VRDN, 0.16%, 3/15/37, CEI: Fannie Mae (r)	705,000	705,000
St. Tammany Parish Louisiana Development District Revenue VRDN, 0.21%, 3/1/33, LOC: Whitney National Bank, C/LOC: FHLB (r)	7,480,000	7,480,000
		8,185,000

Maryland - 4.2%
Baltimore County Maryland Revenue VRDN, 0.26%, 10/1/31, LOC: SunTrust Bank (r)	4,665,000	4,665,000
Maryland State Transportation Authority Revenue VRDN, 0.15%, 7/1/13, LOC: State Street Bank (r)	6,875,000	6,875,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.11%, 12/1/30, CEI: Fannie Mae (r)	8,270,000	8,270,000
		19,810,000

Massachusetts - 2.8%
Commonwealth of Massachusetts GO Bonds, 5.375%, 12/1/19 (prerefunded 12/01/11 @ 100)	5,000,000	5,041,095
Massachusetts State Development Finance Agency Revenue VRDN:
0.12%, 6/1/23, LOC: RBS Citizens, C/LOC: FHLB (r)	4,400,000	4,400,000
0.12%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
		13,416,095

Michigan - 3.1%
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.17%, 10/1/36, LOC: Comerica Bank (r)	3,475,000	3,475,000
Michigan State Hospital Finance Authority Revenue VRDN, 0.19%, 3/1/30, LOC: Comerica Bank (r)	11,500,000	11,500,000
		14,975,000

Minnesota - 0.1%
St. Louis Park Minnesota MFH Revenue VRDN, 0.18%, 8/1/34, CEI: Freddie Mac (r)	700,000	700,000

Mississippi - 4.2%
Mississippi State Business Finance Corp. Revenue VRDN:
0.16%, 3/1/17, LOC: PNC Bank (r)	3,000,000	3,000,000
0.21%, 3/1/33, LOC: Whitney National Bank, C/LOC: FHLB (r)	3,700,000	3,700,000
0.33%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	4,420,000	4,420,000
Mississippi State Home Corp. MFH Revenue VRDN, 0.21%, 8/15/40, CEI: Fannie Mae, CEI: Fannie Mae (r)	2,360,000	2,360,000
Prentiss County Mississippi Revenue VRDN, 0.70%, 10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		20,230,000

Missouri - 2.4%
Carthage Missouri IDA Revenue VRDN, 0.39%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.18%, 9/15/32, CEI: Fannie Mae (r)	3,205,000	3,205,000
Missouri State Health & Educational Facilities Authority Revenue VRDN, 0.17%, 12/1/35, LOC: Commerce Bank (r)	6,000,000	6,000,000
		11,205,000

New Hampshire - 1.8%
New Hampshire State Business Finance Authority Revenue VRDN, 0.18%, 10/1/37, LOC: TD Bank (r)	5,890,000	5,890,000
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 0.20%, 10/1/23, LOC: Bank of America (r)	2,530,000	2,530,000
		8,420,000

New Jersey - 2.6%
New Jersey State Economic Development Authority Revenue VRDN, 0.21%, 11/1/40, LOC: Valley National Bank (r)	6,345,000	6,345,000
New Jersey State Health Care Facilities Financing Authority Revenue VRDN, 0.17%, 7/1/33, LOC: Bank of America (r)	1,090,000	1,090,000
New Jersey State Turnpike Authority Revenue VRDN, 0.10%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000
		12,235,000

New York - 11.9%
Albany New York IDA Revenue VRDN, 0.21%, 6/1/34, LOC: M&T Trust Co. (r)	5,600,000	5,600,000
Long Island New York Power Authority Revenue VRDN, 0.19%, 5/1/33, LOC: WestLB (r)	7,000,000	7,000,000
Monroe County New York IDA Revenue VRDN, 0.28%, 12/1/34, LOC: M&T Trust Co. (r)	1,385,000	1,385,000
New York State Dormitory Authority Revenue VRDN, 0.12%, 7/1/38, LOC: TD Bank (r)	4,000,000	4,000,000
New York State HFA Revenue VRDN:
0.15%, 5/15/33, CEI: Fannie Mae (r)	3,700,000	3,700,000
0.14%, 5/15/34, CEI: Fannie Mae (r)	8,000,000	8,000,000
0.15%, 5/15/37, CEI: Fannie Mae (r)	11,800,000	11,800,000
Oswego County New York IDA Civic Facilities Revenue VRDN, 0.18%, 1/1/24, LOC: M&T Trust Co. (r)	3,825,000	3,825,000
Westchester County New York IDA Revenue VRDN, 0.45%, 1/1/34, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	11,660,000	11,660,000
		56,970,000

Ohio - 2.0%
Allen County Ohio Hospital Facilities Revenue VRDN, 0.09%, 6/1/34, LOC: Bank of Nova Scotia (r)	4,000,000	4,000,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 0.16%, 1/1/37, LOC: PNC Bank (r)	5,345,000	5,345,000
		9,345,000

Oklahoma - 1.0%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 0.20%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Oregon - 1.7%
Oregon State Tax Anticipation Notes, 2.00%, 6/29/12	8,000,000	8,105,244

Pennsylvania - 3.0%
Allegheny County Pennsylvania IDA Revenue VRDN, 0.16%, 6/1/38, LOC: PNC Bank (r)	1,145,000	1,145,000
Butler County Pennsylvania IDA Revenue VRDN, 0.14%, 5/1/34, LOC: Bank of America (r)	2,355,000	2,355,000
Haverford Township Pennsylvania School District GO VRDN, 0.16%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.15%, 7/1/38, LOC: Bank of Scotland (r)	8,815,000	8,815,000
		14,315,000

Rhode Island - 2.5%
Rhode Island State Health & Educational Building Corp. Revenue VRDN:
0.29%, 12/1/31, LOC: RBS Citizens (r)	2,090,000	2,090,000
0.29%, 4/1/35, LOC: RBS Citizens (r)	9,735,000	9,735,000
		11,825,000

South Carolina - 0.5%
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN, 0.14%, 4/1/27, LOC: Wells Fargo (r)	2,600,000	2,600,000

South Dakota - 0.1%
South Dakota State MFH Development Authority Revenue VRDN, 0.16%, 1/1/44, CEI: Freddie Mac (r)	600,000	600,000

Tennessee - 1.1%
Loudon Tennessee Industrial Development Board Revenue VRDN, 0.40%, 4/1/13, LOC: JPMorgan Chase Bank (r)	425,000	425,000
Sevier County Tennessee Public Building Authority Revenue VRDN, 0.20%, 6/1/25, LOC: SmartBank, C/LOC: FHLB (r)	5,030,000	5,030,000
		5,455,000

Utah - 0.6%
Utah State Housing Corp. MFH Revenue VRDN, 0.21%, 4/1/42, CEI: Freddie Mac (r)	2,900,000	2,900,000

Vermont - 1.1%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN:
0.29%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	620,000	620,000
0.15%, 10/1/28, LOC: TD Bank (r)	905,000	905,000
0.16%, 1/1/33, LOC: TD Bank (r)	3,515,000	3,515,000
		5,040,000

Virginia - 4.7%
Alexandria Virginia IDA Revenue VRDN, 0.16%, 10/1/30, LOC: Branch Bank & Trust (r)	14,785,000	14,785,000
Chesapeake Virginia Hospital Authority Revenue VRDN, 0.14%, 7/1/31, LOC: SunTrust Bank, C/LOC: FHLB (r)	7,455,000	7,455,000
		22,240,000

Wisconsin - 2.8%
Grafton Wisconsin IDA Revenue VRDN, 0.91%, 12/1/17, LOC: U.S. Bank (r)	1,320,000	1,320,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN:
0.25%, 11/1/23, LOC: U.S. Bank (r)	5,500,000	5,500,000
0.21%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,560,000	4,560,000
0.12%, 4/1/35, LOC: U.S. Bank (r)	1,800,000	1,800,000
		13,180,000

Wyoming - 2.7%
Gillette Wyoming Pollution Control Revenue VRDN, 0.15%, 1/1/18, LOC: Barclays Bank (r)	13,100,000	13,100,000

Total Municipal Obligations (Cost $471,659,459)		471,659,459

TOTAL INVESTMENTS (Cost $471,659,459) - 98.9%		471,659,459
Other assets and liabilities, net - 1.1%		5,445,120
NET ASSETS - 100%		$477,104,579

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LO: Limited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

MUNICIPAL OBLIGATIONS - 97.2%	PRINCIPAL AMOUNT	VALUE
Alabama - 1.2%
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	$2,000,000	$2,261,020

California - 1.6%
Hawaiian Gardens California Public Finance Authority Tax Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,486,048
5.25%, 12/1/23	1,000,000	1,002,700
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	461,850
		2,950,598

Colorado - 1.9%
Colorado State Health Facilities Authority Revenue Bonds, 5.00%, 7/1/39	2,000,000	2,030,660
Colorado State HFA Revenue VRDN, 0.13%, 10/15/16 (r)	1,500,000	1,500,000
		3,530,660

Connecticut - 1.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,085,431
4.85%, 7/1/37	1,360,000	1,435,249
5.05%, 7/1/42	1,000,000	1,074,680
		3,595,360

District Of Columbia - 1.8%
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.00%, 10/1/25	3,250,000	3,390,205

Florida - 7.3%
Highlands County Florida Health Facilities Authority Revenue Bonds:
5.125%, 11/15/32 (r)	2,060,000	2,092,795
5.625%, 11/15/37 (r)	1,080,000	1,137,812
Miami-Dade County Florida Aviation Revenue Bonds, 5.00%, 10/1/41	2,500,000	2,563,800
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,733,100
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	775,000	751,440
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,346,345
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,027,230
		13,652,522

Georgia - 2.3%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)*	3,900,000	1,287,039
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,323,121
4.50%, 1/1/29	1,500,000	1,601,220
		4,211,380

Hawaii - 1.8%
Honolulu City and County Hawaii GO Bonds:
Series A, 5.00%, 7/1/26	1,000,000	1,092,170
Series B, 5.00%, 12/1/34	2,000,000	2,172,960
		3,265,130

Illinois - 1.6%
Du Page Cook & Will Counties Illinois Community College GO Bonds, 5.25%, 6/1/25	1,000,000	1,167,300
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	506,105
Lake County Illinois Community High School District GO Bonds, 7.375%, 2/1/20	1,000,000	1,353,070
		3,026,475

Iowa - 0.6%
Iowa State SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,134,190

Kansas - 1.2%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,098,040
5.75%, 11/15/38	1,000,000	1,087,060
		2,185,100

Louisiana - 0.8%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	1,340,000	1,504,244

Maryland - 0.8%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	157,000	148,205
Series B, 3.907%, 7/1/14 (r)	427,000	403,079
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	65,415
Series C, Zero Coupon, 7/1/48 (k)	337,865	3
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.11%, 12/1/30 (r)	800,000	800,000
		1,416,702

Massachusetts - 2.3%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,116,000
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 7/15/36	3,040,000	3,204,859
		4,320,859

Michigan - 0.5%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,020,930

Minnesota - 1.5%
Richfield Minnesota MFH Revenue VRDN, 0.18%, 3/1/34 (r)	2,300,000	2,300,000
St. Louis Park Minnesota MFH Revenue VRDN, 0.18%, 8/1/34 (r)	500,000	500,000
		2,800,000

New Jersey - 3.8%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	3,280,000	3,841,208
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	2,093,721
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,226,650
		7,161,579

New Mexico - 2.8%
Albuquerque Bernalillo County Water Utility Authority Revenue Bonds, 5.00%, 7/1/26	1,015,000	1,135,572
New Mexico State Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,160,295
		5,295,867

New York - 1.4%
New York State Dormitory Authority Revenue Bonds, 5.00%, 3/15/37	1,430,000	1,515,300
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	960,000	1,034,227
		2,549,527

North Carolina - 3.9%
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	1,024,830
North Carolina State Medical Care Commission Revenue Bonds, 5.00%, 6/1/42	3,700,000	3,787,283
Wake County North Carolina GO Bonds:
5.00%, 3/1/23 (prerefunded 3/01/19 @ 100)	375,000	464,066
5.00%, 3/1/23	1,625,000	1,906,808
		7,182,987

North Dakota - 1.5%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 7.128%, 11/1/19 (r)	3,070,000	2,746,084

Ohio - 4.8%
Cincinnati Ohio City School District GO Bonds, 5.25%, 12/1/30	1,000,000	1,170,600
Kent State University Revenue Bonds, 5.00%, 5/1/21	2,565,000	2,912,558
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,545,700
Ohio State University GR Revenue Bonds, 5.00%, 12/1/29	2,000,000	2,327,140
		8,955,998

Oregon - 1.2%
Oregon State GO Bonds, 5.00%, 8/1/25	1,985,000	2,309,150

Pennsylvania - 1.7%
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,222,260
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/11 (escrowed to maturity)	730,000	731,540
5.95%, 10/15/12 (escrowed to maturity)	285,000	299,786
		3,253,586

Puerto Rico - 2.8%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	1,000,000	1,108,140
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 5.00%, 7/1/40 (prerefunded 7/01/15 @ 100)	500,000	581,515
Puerto Rico Highway & Transportation Authority Revenue Bonds, 5.50%, 7/1/29	2,000,000	2,143,500
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%, 8/1/27 (escrowed to maturity)	1,000,000	1,294,120
		5,127,275

Rhode Island - 0.2%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	275,000	291,912

South Carolina - 4.1%
Charleston South Carolina Waterworks and Sewer System Revenue Bonds, 5.00%, 1/1/41	1,000,000	1,108,460
Columbia South Carolina Waterworks and Sewer System Revenue Bonds:
5.00%, 2/1/28	3,000,000	3,251,460
5.00%, 2/1/30	1,000,000	1,128,410
South Carolina State Public Service Authority Revenue Bonds, 4.75%, 1/1/23	2,000,000	2,164,920
		7,653,250

Tennessee - 2.0%
Memphis Tennesee GO Bonds:
5.00%, 7/1/23	1,000,000	1,172,660
5.00%, 4/1/25 (prerefunded 4/01/19 @ 100)	2,000,000	2,484,540
		3,657,200

Texas - 16.0%
Allen Texas Independent School District GO Bonds, 5.00%, 2/15/41	1,000,000	1,091,390
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,329,370
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%, 12/1/28	1,475,000	1,623,975
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	2,500,000	2,843,300
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,331,438
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,273,684
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	439,010
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,048,200
Mission Economic Development Corp. Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,146,920
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,240,710
5.25%, 2/1/35	3,345,000	4,132,513
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,016,642
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,120,610
Texas Transportation Commission Revenue Bonds, 4.375%, 4/1/25	2,000,000	2,096,361
		29,734,123

Vermont - 8.7%
Burlington Vermont Electric System Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,455,735
Rutland County Vermont Solid Waste District Revenue Bonds:
6.80%, 11/1/11	100,000	100,456
6.85%, 11/1/12	100,000	105,508
University of Vermont and State Agriculture College Revenue Bonds, 5.00%, 10/1/23	1,000,000	1,065,570
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,033,820
5.00%, 10/1/23	935,000	935,355
5.00%, 11/1/32	1,810,000	1,829,946
5.00%, 10/31/46	1,000,000	1,045,110
Vermont State GO Bonds:
5.00%, 8/15/20	1,000,000	1,212,290
4.25%, 3/1/26	905,000	967,916
4.50%, 7/15/26	1,000,000	1,073,110
4.50%, 3/1/28	1,150,000	1,237,779
Vermont State HFA Revenue Bonds, 5.35%, 5/1/36	85,000	88,095
Vermont State HFA Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	445,000	453,940
5.25%, 11/1/20	135,000	135,116
5.55%, 11/1/21	365,000	365,350
4.90%, 11/1/22	585,000	588,481
Vermont State Municipal Bond Bank Revenue Bonds, 5.00%, 12/1/17	1,000,000	1,118,710
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,287,504
		16,099,791

Virgin Islands - 1.2%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,107,840
6.375%, 10/1/19	915,000	916,793
4.25%, 10/1/29	200,000	181,226
		2,205,859

Virginia - 2.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,738,862
Series B, 5.875%, 6/1/17 (r)	750,000	767,145
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,972,762
		4,478,769

Washington - 5.4%
King County Washington Sewer Revenue Bonds, 5.00%, 1/1/50	3,000,000	3,189,900
Washington State GO Bonds:
5.00%, 2/1/23	1,000,000	1,177,140
5.00%, 1/1/28	3,090,000	3,368,040
Washington State Health Care Facilities Authority Revenue Bonds, 4.875%, 10/1/30	2,310,000	2,387,962
		10,123,042

West Virginia - 1.1%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	24,320,000	2,067,200

Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 5.00%, 11/15/30	2,600,000	2,732,678

Other - 1.6%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)*	14,452,566	2,889,790

Total Municipal Obligations (Cost $207,566,543)		180,781,042

TOTAL INVESTMENTS (Cost $207,566,543) - 97.2%		180,781,042
Other assets and liabilities, net - 2.8%		5,274,224
NET ASSETS - 100%		$186,055,266

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
30 Year U.S. Treasury Bonds	30	12/11	$4,278,750	($171,373)

(c) Capital Trust Agency Housing Revenue Bonds is no longer accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds previously held by the Fund.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) in Bond Fund are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
GR: General Receipt
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

SEMI-ANNUAL REPORT (UNAUDITED) CALVERT TAX-FREE RESERVES - 41

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios.  Money Market is registered as a diversified portfolio and Tax-Free Bond (formerly known as Long-Term) as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Money Market Institutional Class shares ceased operations on June 16, 2009 and required a minimum account balance of $1,000,000 and had a lower expense ratio than Class O shares. The $1 million minimum initial investment could be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation:  Net asset value per share is determined every business day as of the close of  the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.  Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$471,659,459	-	$471,659,459
TOTAL	-	$471,659,459	-	$471,659,459

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$180,781,042	-	$180,781,042
TOTAL	-	$180,781,042	-	$180,781,042

Other financial instruments**	($171,373)	-	-	($171,373)

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

 - CALVERT TAX-FREE RESERVES SEMI-ANNUAL REPORT (UNAUDITED)

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses.  Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax.  There is no assurance that the Internal Revenue Service will agree with this opinion.  In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is accounted for as an addition to paid-in-capital.  It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	MONEY MARKET	TAX-FREE BOND
Federal income tax cost	$471,659,459	$207,521,666
Unrealized appreciation	-	$9,607,316
Unrealized (depreciation)	-	(36,348,940)
Net appreciation (depreciation)	-	($26,740,624)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
December 31, 2011	-	($1,407,605)
December 31, 2012	-	(2,278,445)
December 31, 2013	-	(616,112)
December 31, 2014	-	(8,160,996)
December 31, 2015	-	(4,279,054)
December 31, 2016	($36,848)	(565,078)
December 31, 2018	-	(6,629,505)

Capital loss carryforwards may be utilized to offset future capital gains until expiration.  Tax-Free Bond’s use of net capital loss carryforwards may be limited under certain tax provisions. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  November 29, 2011

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  November 29, 2011